Rule 497(j)
                                             Reg. No. 33-27908
                                             Reg. No. 33-28633


Pursuant to Rule 497 (j) promulgated under the Securities Act of
1933, the Registrant, Dean Witter Select Municipal Trust,
California Portfolio Series 58 and Long Term Portfolio Series 88, hereby certifies as follows:

1) the form of prospectus that would have been filed under paragraph (b) of Rule 497 does not differ from that contained in the most recent amendment to the registration statement, and

2) the text of the said amendment to the registration statement has been filed electronically.


                    DEAN WITTER SELECT MUNICIPAL TRUST,
                    CALIFORNIA PORTFOLIO SERIES 58
                    LONG TERM PORTFOLIO SERIES 88

                    By:  Dean Witter Reynolds Inc.
                         (Depositor)


                         Thomas Hines
                         Thomas Hines
                         Authorized Signatory